Credit risk - Debt securities, treasury and other bills, and contracts held with reinsurers at fair value through profit or loss (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	£ 58,046	£ 46,142
Debt securities:
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	49,867	35,583
Government securities
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	16,593	7,093
Other public sector securities
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	1,905	2,288
Bank and building society certificates of deposit
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	7,036	8,667
Asset-backed securities
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	923	652
Corporate and other debt securities
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	23,410	16,883
Treasury and other bills
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	11	32
Contracts held with reinsurers
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	8,168	10,527
Investment grade
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	55,091	43,230
Investment grade | Debt securities:
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	46,912	32,671
Investment grade | Government securities
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	16,593	7,093
Investment grade | Other public sector securities
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	1,898	2,286
Investment grade | Bank and building society certificates of deposit
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	7,036	8,667
Investment grade | Asset-backed securities
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	909	641
Investment grade | Corporate and other debt securities
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	20,476	13,984
Investment grade | Treasury and other bills
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	11	32
Investment grade | Contracts held with reinsurers
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	8,168	10,527
Other
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	2,955	2,912
Other | Debt securities:
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	2,955	2,912
Other | Government securities
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	0	0
Other | Other public sector securities
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	7	2
Other | Bank and building society certificates of deposit
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	0	0
Other | Asset-backed securities
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	14	11
Other | Corporate and other debt securities
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	2,934	2,899
Other | Treasury and other bills
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	0	0
Other | Contracts held with reinsurers
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	£ 0	£ 0